Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2021
Disclosure Of Repurchase Agreement [Abstract]
Repurchase Agreements - Non Trading	21. REPURCHASE AGREEMENTS – NON TRADING

	30 June 2021	31 December 2020
	£m	£m
Agreements with banks	2,898	6,358
Agreements with customers	11,191	9,490
	14,089	15,848